Income Taxes - Components of Net Deferred Tax Asset or Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss	$ 25,053	$ 12,425
Compensation	148	13
Deferred rent		5
ASC 842 lease liability	693
State tax	1	1
Research credits	3,503	2,079
Total gross deferred tax assets	29,398	14,523
Valuation allowance	(28,647)	(14,477)
Net deferred tax assets	751	46
Deferred tax liabilities
Depreciable assets	(97)	(46)
ASC 842 right of use asset	(654)
In-process research and development	(2,463)	(2,463)
Deferred tax liabilities	(3,214)	(2,509)
Net deferred tax liabilities	$ (2,463)	$ (2,463)